RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 27 - RELATED PARTY TRANSACTIONS (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA) The Group had no related party activity in 2023, 2022 or 2021.